LEASES - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating right-of-use assets	$ 24,996	$ 20,556
Current operating lease liabilities	12,087	13,664
Non-current operating lease liabilities	14,333	9,262
Total lease liabilities	$ 26,420	$ 22,926